Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Amounts Ceded to Allstate Life Insurance Company

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income.

($ in thousands)	2013	2012	2011
Premiums and contract charges	$962,576	$908,459	$833,149
Interest credited to contractholder funds, contract benefits and expenses	1,505,010	1,369,305	1,408,953